Supplemental Cash Flow Information - Changes in non cash working capital (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Supplemental Cash Flow Information
Accounts receivable	$ 526	$ (1,750)
Inventories	(153)	(1,128)
Accounts payable and accrued liabilities	(415)	1,512
Current portion of provisions	339	(286)
Income taxes payable (net)	(1,258)	(717)
Total (increase) decrease in non-cash working capital	(961)	(2,369)
Relating to :
Increase in non-cash working capital	(981)	(2,421)
Decrease in non-cash working capital	20	52
Total (increase) decrease in non-cash working capital	$ (961)	$ (2,369)